Stock-Based Compensation (Narrative) (Details)	12 Months Ended
	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD
Stock-based Compensation 1	$ 2.65
Stock-based Compensation 2	2.17
Stock-based Compensation 3		151,916
Stock-based Compensation 4		414,822
Stock-based Compensation 5		1,494,569